Consolidated Condensed Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) $ / shares shares
Current assets:
Allowance for doubtful accounts | $	$ 39
Stockholders' equity:
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.1000
Preferred stock, shares authorized (in shares)	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000
Common stock, shares issued (in shares)	117,160,000
Common stock shares outstanding (in shares)	114,452,000